First Trust Low Duration Opportunities ETF Annual Fund Operating Expenses - First Trust Low Duration Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	 June 30, 2027
First Trust Low Duration Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.66%	[2]
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.66%

[1]	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). The Fund's contractual management fee absent any breakpoints is 0.65%. See the Fund’s Statement of Additional Information for more information on the breakpoints.
[2]	Expenses have been restated to reflect the current fiscal year.
[3]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors, L.P., the Fund’s investment advisor, the management fees paid to the Fund’s investment advisor will be reduced by the proportional amount of the Fund’s acquired Fund fees and expenses that are attributed to the Fund’s investment in shares of other investment companies advised by the Fund’s investment advisor. This contractual agreement shall continue until the earliest of (i) June 30, 2027, (ii) its termination at the direction of the Board of Trustees or (iii) upon the termination of the investment management agreement by and between the Fund, the Trust and the Fund’s investment advisor.